Other Assets	12 Months Ended
Oct. 31, 2018
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Other Assets

Note 12: Other Assets

Customers’ Liability under Acceptances

Acceptances represent a form of negotiable short-term debt that is issued by our customers, which we guarantee for a fee. The fees earned are recorded in lending fees in our Consolidated Statement of Income over the term of the acceptance. The amount potentially due under the acceptances is recorded in other liabilities on our Consolidated Balance Sheet. We record the bank’s equivalent claim against our customers in the event of a call on these commitments in other assets on our Consolidated Balance Sheet.

Other

The components of other within other assets are as follows:

(Canadian $ in millions)	2018	2017
Accounts receivable, prepaid expenses and other items	6,910	6,508
Accrued interest receivable	1,461	1,079
BMO Transportation Finance – leased vehicles	937	928
Cash collateral	2,019	3,165
Due from clients, dealers and brokers	236	156
Insurance-related assets	822	644
Pension asset (Note 21)	664	508
Precious metals	1,603	582
Total	14,652	13,570

Certain comparative figures have been reclassified to conform with the current year’s presentation.